Organization (Details Narrative) - USD ($) shares in Millions	1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 27, 2023	Jun. 22, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Advanced to related party			$ 200,000		$ 200,000
Payment to related party			1,350,000		1,150,000
Recorded advances from founders			1,750,000
Operating expenses decrease			13,100,000		13,100,000
Operating expenses			10,200,000		10,200,000
Annual savings			350,000		350,000
Received purchase orders from various government			13,000,000
Net (loss) income			(6,482,062)	$ 144,028	(487,493)	$ (5,124,302)
Net cash used in oprations			(2,524,039)	$ (684,576)	(2,902,659)	$ (5,132,535)
Byte Acquisition Corp [Member
Promissory note received	$ 2,000,000		2,000,000
Non-redemption agreements	$ 7,000,000		$ 7,000,000
Additional shares			5.0
Common stock shares issued			22.5
Pre-money equity value			$ 225,000,000
Description of founders Payable			other than $1.1 million Advance to Founders and the $1.1 million Payable to Founders are now eliminated
LiquidityGoing Concern And Management Plans [Member]
Cash balance			$ 482,373		298,614
Net (loss) income			6,482,062		487,493
Net cash used in oprations			2,524,039		2,902,659
Stockholders' deficit			12,226,689		$ 8,358,411
Mr Huang [Member]
Description providing fund					Mr. Huang has committed to providing $2.5 million in additional temporary funding if it is necessary
Mr Huang and Mr Xu [Member]
Advanced to related party			1,350,000		$ 1,900,000
Payment to related party			200,000		1,300,000
Recorded advances from founders			1,750,000		600,000
Platinum Capital Partners Inc [Member]
Promissory note received		$ 2,000,000			2,000,000
Accounts payable		$ 374,000			$ 374,000
Convertible promissory note			$ 600,000